Intangible Assets - Summary of Amortisation Profile of Intangible Assets (Detail) £ in Millions	Dec. 31, 2018 GBP (£)
Acquired customer lists, contracts and relationships [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	£ 263
Acquired trademarks and brands [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	86
Acquired publishing rights [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	6
Other acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	96
One to five years [member] | Acquired customer lists, contracts and relationships [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	187
One to five years [member] | Acquired trademarks and brands [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	49
One to five years [member] | Acquired publishing rights [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	5
One to five years [member] | Other acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	77
Six to ten years [member] | Acquired customer lists, contracts and relationships [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	66
Six to ten years [member] | Acquired trademarks and brands [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	27
Six to ten years [member] | Acquired publishing rights [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	1
Six to ten years [member] | Other acquired intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	19
More than ten years [member] | Acquired customer lists, contracts and relationships [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	10
More than ten years [member] | Acquired trademarks and brands [member]
Disclosure of detailed information about intangible assets [line items]
Acquired intangible assets are included within non-current Intangible assets	£ 10